Share-based compensation plans - Inputs used in the measurement (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares yr	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	1,373,040	1,273,340
Average strike price	$ 14.7	$ 16.38
Number of options, reporting date | shares	8,324,666	8,020,311	8,503,238
Average strike price, reporting date	$ 24.95	$ 25.46
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	1,373,040
Average strike price	$ 14.7
Expected dividend	$ 0.4
Expected volatility	34.00%
Risk-free interest rate	1.10%
Expected life of option | yr	4.7
Expected forfeitures	7.00%
Weighted average grant date fair values	$ 3.34
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	470,120
Average strike price	$ 0
Expected dividend	$ 0
Expected volatility	36.00%
Risk-free interest rate	0.90%
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average grant date fair values	$ 14.72
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	279,892
Average strike price	$ 14.71
Expected dividend	$ 0
Expected volatility	0.00%
Risk-free interest rate	0.00%
Expected life of option | yr	0
Expected forfeitures	13.00%
Weighted average grant date fair values	$ 14.71
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	127,595
Average strike price	$ 14.7
Expected dividend	$ 0.4
Expected volatility	33.00%
Risk-free interest rate	1.10%
Expected life of option | yr	4.5
Expected forfeitures	7.00%
Weighted average grant date fair values	$ 3.28
Number of options, reporting date | shares	391,714
Average strike price, reporting date	$ 22.13	$ 24.13
Expected dividend, reporting date	$ 0.08
Expected volatility, reporting date	38.00%
Risk free interest rate, reporting date	1.70%
Expected life of option, reporting date | yr	3.3
Expected forfeitures, reporting date	7.00%
Weighted average share price, reporting date	$ 1.35